CONTRACTUAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
CONTRACTUAL COMMITMENTS AND CONTINGENCIES	CONTRACTUAL COMMITMENTS AND CONTINGENCIES

	US Dollars
Figures in millions	2022	2021	2020

Capital commitments
Acquisition of tangible assets
Contracted for	178	146	120
Not contracted for	259	547	367
Authorised by the directors	437	693	487
Allocated to:
Project capital
- within one year	155	337	216
- thereafter	39	64	71
	194	401	287
Stay-in-business capital
- within one year	243	292	200
	243	292	200

Share of underlying capital commitments of joint ventures included above	—	4	12

Purchase obligations
Contracted for
- within one year	436	423	391
- thereafter	575	624	882
	1,011	1,047	1,273

Purchase obligations

Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.

To service these capital commitments, purchase obligations and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowing facilities.

Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries. In addition, distributions from joint ventures are subject to the relevant board approval.

The credit facilities contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the Group's covenant performance indicates that existing financing facilities will be available to meet the commitments detailed above. To the extent that any of the financing facilities mature in the near future, the Group believes that sufficient measures are in place to ensure that these facilities can be refinanced.

Litigation claims

Litigation - AGAG received a summons on 2 April 2013 from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant (PTP), which was decommissioned in 2000. The plaintiffs’ alleged injuries include respiratory infections, skin diseases and certain cancers. The plaintiffs subsequently did not timely file their application for directions. On 24 February 2014, executive members of the PTP (AGAG) Smoke Effect Association (PASEA), sued AGAG by themselves and on behalf of their members (undisclosed number) on grounds similar to those discussed above, as well as economic hardships as a result of constant failure of their crops. This matter has been adjourned indefinitely. As plaintiffs in these matters have not actively pursued litigation, AGAG is taking steps to have these matters dismissed for want of prosecution. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGAG’s obligation in either matter.
Tax claims

For a discussion on tax claims and tax uncertainties refer to note 10.